Income Taxes (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Net operating loss carryovers	$ 0	$ 151,300
Deferred Tax Assets, Valuation Allowance	$ 319,341	$ 114,287